Depreciation Amortization and Impairment - Schedule of Depreciation and Amortization Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Depreciation of property, plant and equipment	$ (21,826)	$ (21,169)	$ (20,659)
Amortization of intangible assets	(74,625)	(74,140)	(66,158)
Depreciation of the period	(29,993)	(31,857)
Totals	$ (126,444)	$ (127,166)	$ (86,817)